Leases - Schedule of Carrying Amounts of Lease Liabilities (Details) - Leases [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amounts of Lease Liabilities [Line Items]
Beginning balance	¥ 4,193	¥ 8,773
Additions	4,715	4,945
Accretion of interest	106	264
Covid-19 - related rent concessions from a lessor
Lease termination	(3,317)	(6,734)
Payments	(1,065)	(3,055)
Ending balance	4,632	4,193
Current	1,438	1,706
Non-current	¥ 3,194	¥ 2,487